Other Current Assets - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets [Line Items]
Other current assets	$ 31,871	$ 31,871	$ 32,949
AVT23
Other Current Assets [Line Items]
Derecognition, prepaid development costs		3,500
Other current assets	18,500	$ 18,500
AVT23 | Intellectual property rights
Other Current Assets [Line Items]
Derecognition of intangible asset	$ 15,000